EMPLOYEE BENEFIT PLAN (Details) (USD $)	12 Months Ended	4 Months Ended	12 Months Ended	9 Months Ended
	Dec. 26, 2014	Dec. 28, 2012	Dec. 27, 2013	Sep. 07, 2012
Defined Contribution Plans [Line Items]
Defined contribution plan, employer matching contribution (in percent)	25.00%
Defined contribution plan, maximum contribution by employee for match (in percent)	5.00%
Defined contribution plan, maximum employer contribution match per employee	$ 3,250
Successor
Defined Contribution Plans [Line Items]
Company contributions	1,457,000	371,000	1,384,000
Predecessor
Defined Contribution Plans [Line Items]
Company contributions				$ 819,000